Dollar [Member] Investment Strategy - Dollar - MUNICASH	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund intends to invest solely in securities that are considered weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less). The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission.